Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices Related to the Grant of Certain Equity Awards in Relation to the Release of Material Nonpublic Information
Devon does not currently grant stock options or option-like equity awards to our employees or directors and therefore does not have a formal practice or policy with respect to the grant of stock options or option-like awards.